VERICIMETRY U.S. SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
As of June 30, 2022 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 88.9%
BASIC MATERIALS — 5.0%
AdvanSix, Inc.	4,482	$149,878
Alcoa Corp.	16,640	758,451
Allegheny Technologies, Inc.*	13,885	315,328
American Vanguard Corp.	11,375	254,231
Arconic Corp.*	2,452	68,779
Ashland Global Holdings, Inc.	510	52,556
Cabot Corp.	3,490	222,627
Carpenter Technology Corp.	7,057	196,961
Chemours Co.	1,788	57,252
Clearwater Paper Corp.*	1,740	58,516
Cleveland-Cliffs, Inc.*	3,721	57,192
Commercial Metals Co.	24,280	803,668
Ecovyst, Inc.	7,110	70,034
Element Solutions, Inc.	50,030	890,534
Friedman Industries, Inc.	2,010	16,361
Glatfelter Corp.	6,270	43,138
H.B. Fuller Co.	2,640	158,954
Hawkins, Inc.	610	21,978
Hecla Mining Co.	59,678	233,938
Huntsman Corp.	9,525	270,034
Innospec, Inc.	940	90,043
Intrepid Potash, Inc.*	2,070	93,750
Kaiser Aluminum Corp.	315	24,913
Kronos Worldwide, Inc.	3,220	59,248
Mercer International, Inc.	16,850	221,578
Minerals Technologies, Inc.	4,340	266,216
NewMarket Corp.	112	33,708
Olin Corp.	16,435	760,612
Rayonier Advanced Materials, Inc.*	6,565	17,200
Resolute Forest Products, Inc.*	12,820	163,583
Royal Gold, Inc.	660	70,475
Schnitzer Steel Industries, Inc. - Class A	4,916	161,441
Stepan Co.	1,900	192,565
Trinseo PLC	1,100	42,306
Tronox Holdings PLC	15,810	265,608
Unifi, Inc.*	1,437	20,204
United States Steel Corp.	24,195	433,332
Valhi, Inc.	1,700	77,078
		7,694,270
COMMUNICATIONS — 1.6%
AMC Networks, Inc. - Class A*	1,480	43,098
ATN International, Inc.	1,449	67,973
Bumble, Inc. - Class A*	770	21,676
Cars.com, Inc.*	8,445	79,636
Clearfield, Inc.*	236	14,620
Consolidated Communications Holdings, Inc.*	6,720	47,040
CuriosityStream, Inc.*	9,000	15,210
DHI Group, Inc.*	5,380	26,739
EchoStar Corp. - Class A*	2,830	54,619
Entravision Communications Corp. - Class A	8,045	36,685
ePlus, Inc.*	1,860	98,803
EW Scripps Co. - Class A*	14,826	184,880
Gannett Co., Inc.*	6,124	17,760
	Number of Shares	Value
COMMON STOCKS (Continued)
COMMUNICATIONS (Continued)
Gogo, Inc.*	1,770	$28,656
Gray Television, Inc.	20,260	342,191
InterDigital, Inc.	650	39,520
Iridium Communications, Inc.*	5,660	212,590
Lands’ End, Inc.*	2,950	31,329
Maxar Technologies, Inc.	4,870	127,058
NETGEAR, Inc.*	1,330	24,632
Nexstar Media Group, Inc. - Class A	290	47,235
Poshmark, Inc. - Class A*	2,790	28,207
Preformed Line Products Co.	310	19,065
Saga Communications, Inc. - Class A	1,430	35,536
Scholastic Corp.	8,690	312,579
Shenandoah Telecommunications Co.	1,480	32,856
TEGNA, Inc.	7,480	156,856
Telephone and Data Systems, Inc.	5,050	79,739
Townsquare Media, Inc. - Class A*	2,500	20,475
United States Cellular Corp.*	2,350	68,056
Urban One, Inc.*	3,860	21,076
Value Line, Inc.	329	21,730
Viasat, Inc.*	3,073	94,126
World Wrestling Entertainment, Inc. - Class A	750	46,867
		2,499,118
CONSUMER, CYCLICAL — 12.8%
Abercrombie & Fitch Co. - Class A*	13,025	220,383
Academy Sports & Outdoors, Inc.	2,408	85,580
Acushnet Holdings Corp.	2,185	91,071
Adient PLC*	2,860	84,742
Aeva Technologies, Inc.*	10,220	31,989
Allegiant Travel Co.*	415	46,932
A-Mark Precious Metals, Inc.	660	21,285
American Axle & Manufacturing Holdings, Inc.*	16,240	122,287
America’s Car-Mart, Inc.*	230	23,138
Asbury Automotive Group, Inc.*	1,365	231,149
AutoNation, Inc.*	7,239	809,031
Avient Corp.	2,360	94,589
Barnes & Noble Education, Inc.*	11,980	35,101
Bassett Furniture Industries, Inc.	2,160	39,139
Beacon Roofing Supply, Inc.*	12,000	616,320
Beazer Homes USA, Inc.*	2,840	34,279
Big Lots, Inc.	3,800	79,686
Bloomin’ Brands, Inc.	2,823	46,918
Bluegreen Vacations Holding Corp.	1,750	43,680
BlueLinx Holdings, Inc.*	940	62,801
Boyd Gaming Corp.	2,465	122,634
Build-A-Bear Workshop, Inc.	2,970	48,767
Caleres, Inc.	8,770	230,125
Capri Holdings Ltd.*	770	31,578
Cato Corp. - Class A	2,870	33,321
Century Communities, Inc.	7,277	327,247
Chico’s FAS, Inc.*	13,910	69,133
Chuy’s Holdings, Inc.*	1,310	26,095
Cinemark Holdings, Inc.*	2,120	31,842
Conn’s, Inc.*	3,530	28,311

VERICIMETRY U.S. SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
As of June 30, 2022 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, CYCLICAL (Continued)
Container Store Group, Inc.*	2,930	$18,254
Cooper-Standard Holdings, Inc.*	5,690	28,393
Dana, Inc.	9,690	136,338
Dave & Buster’s Entertainment, Inc.*	984	32,256
Delta Apparel, Inc.*	1,180	33,477
Designer Brands, Inc. - Class A	4,415	57,660
Dick’s Sporting Goods, Inc.	3,030	228,371
Dillard’s, Inc. - Class A	3,881	856,032
Dorman Products, Inc.*	440	48,272
Ethan Allen Interiors, Inc.	7,700	155,617
Everi Holdings, Inc.*	2,570	41,917
FirstCash Holdings, Inc.	462	32,114
Flexsteel Industries, Inc.	780	14,040
Foot Locker, Inc.	9,520	240,380
Fossil Group, Inc.*	4,797	24,800
Genesco, Inc.*	2,830	141,245
G-III Apparel Group Ltd.*	13,130	265,620
GMS, Inc.*	9,090	404,505
Golden Entertainment, Inc.*	980	38,759
Goodyear Tire & Rubber Co.*	36,106	386,695
Green Brick Partners, Inc.*	3,298	64,542
Group 1 Automotive, Inc.	4,244	720,631
Guess?, Inc.	9,790	166,919
H&E Equipment Services, Inc.	2,695	78,074
Hamilton Beach Brands Holding Co. - Class A	2,891	35,877
Haverty Furniture Cos., Inc.	1,060	24,571
Hawaiian Holdings, Inc.*	1,952	27,933
Healthcare Services Group, Inc.	1,911	33,271
Hibbett, Inc.	1,290	56,386
HNI Corp.	840	29,140
Hudson Technologies, Inc.*	5,630	42,281
Interface, Inc.	6,990	87,655
JetBlue Airways Corp.*	5,002	41,867
Johnson Outdoors, Inc. - Class A	1,010	61,772
KAR Auction Services, Inc.*	10,764	158,984
KB Home	2,910	82,819
Kohl’s Corp.	2,870	102,430
Landsea Homes Corp.*	1,910	12,721
La-Z-Boy, Inc.	3,510	83,222
LCI Industries	315	35,242
Lifetime Brands, Inc.	2,090	23,074
M/I Homes, Inc.*	4,285	169,943
Macy’s, Inc.	19,960	365,667
Malibu Boats, Inc. - Class A*	595	31,362
Marcus Corp.*	1,660	24,518
MarineMax, Inc.*	2,840	102,581
Marriott Vacations Worldwide Corp.	2,410	280,042
MDC Holdings, Inc.	7,813	252,438
Meritage Homes Corp.*	6,446	467,335
Methode Electronics, Inc.	2,060	76,302
Miller Industries, Inc.	2,765	62,683
Motorcar Parts of America, Inc.*	4,900	64,288
Movado Group, Inc.	3,960	122,483
Murphy USA, Inc.	1,130	263,143
National Vision Holdings, Inc.*	2,310	63,525
	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, CYCLICAL (Continued)
Nordstrom, Inc.	1,716	$36,259
Nu Skin Enterprises, Inc. - Class A	1,000	43,300
ODP Corp.*	11,760	355,622
Oxford Industries, Inc.	2,060	182,804
PC Connection, Inc.	4,362	192,146
Penske Automotive Group, Inc.	9,190	962,101
PriceSmart, Inc.	2,080	148,990
PVH Corp.	1,230	69,987
RCI Hospitality Holdings, Inc.	840	40,622
Red Rock Resorts, Inc. - Class A	542	18,081
Resideo Technologies, Inc.*	10,880	211,290
REV Group, Inc.	6,480	70,438
Rocky Brands, Inc.	1,710	58,448
Rush Enterprises, Inc. - Class A	9,615	463,443
Rush Enterprises, Inc. - Class B	4,575	226,966
Ruth’s Hospitality Group, Inc.	1,040	16,910
ScanSource, Inc.*	4,620	143,867
Shoe Carnival, Inc.	5,230	113,020
Signet Jewelers Ltd.	5,015	268,102
Skechers USA, Inc. - Class A*	2,660	94,643
SkyWest, Inc.*	11,555	245,544
Sonic Automotive, Inc. - Class A	4,140	151,648
Spirit Airlines, Inc.*	13,355	318,383
Sportsman’s Warehouse Holdings, Inc.*	3,210	30,784
Standard Motor Products, Inc.	1,860	83,681
Steelcase, Inc. - Class A	6,145	65,936
Superior Group of Cos., Inc.	1,880	33,370
Tapestry, Inc.	1,230	37,540
Taylor Morrison Home Corp.*	17,713	413,776
Tenneco, Inc. - Class A*	3,910	67,096
Thor Industries, Inc.	340	25,408
Tilly’s, Inc. - Class A	3,030	21,271
Titan International, Inc.*	9,250	139,675
Titan Machinery, Inc.*	7,450	166,954
TravelCenters of America, Inc.*	2,060	71,008
Tri Pointe Homes, Inc.*	23,150	390,540
UniFirst Corp.	600	103,308
Univar Solutions, Inc.*	9,530	237,011
Urban Outfitters, Inc.*	4,050	75,573
Veritiv Corp.*	4,153	450,808
Vista Outdoor, Inc.*	6,237	174,012
VOXX International Corp.*	6,670	62,098
VSE Corp.	1,160	43,593
Wabash National Corp.	5,280	71,702
WESCO International, Inc.*	9,838	1,053,650
Winnebago Industries, Inc.	1,660	80,610
World Fuel Services Corp.	5,900	120,714
Zumiez, Inc.*	4,920	127,920
		19,850,271
CONSUMER, NON-CYCLICAL — 11.7%
2seventy bio, Inc.*	2,510	33,132
2U, Inc.*	3,650	38,216
Aaron’s Co., Inc.	3,340	48,597
ABM Industries, Inc.	12,435	539,928
Acadia Healthcare Co., Inc.*	16,595	1,122,320
ACCO Brands Corp.	17,790	116,169

VERICIMETRY U.S. SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
As of June 30, 2022 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, NON-CYCLICAL (Continued)
Adtalem Global Education, Inc.*	12,210	$439,194
Alico, Inc.	590	21,022
American Public Education, Inc.*	2,715	43,874
Andersons, Inc.	7,660	252,703
AngioDynamics, Inc.*	6,650	128,677
ANI Pharmaceuticals, Inc.*	1,190	35,307
API Group Corp.*	1,140	17,066
Arcus Biosciences, Inc.*	1,960	49,666
Atara Biotherapeutics, Inc.*	3,940	30,693
Avanos Medical, Inc.*	810	22,145
Berkeley Lights, Inc.*	2,830	14,065
BioLife Solutions, Inc.*	3,180	43,916
Bioxcel Therapeutics, Inc.*	4,110	54,252
Bluebird Bio, Inc.*	7,570	31,340
Bright Health Group, Inc.*	18,610	33,870
BrightView Holdings, Inc.*	2,580	30,960
Brookdale Senior Living, Inc.*	35,500	161,170
Butterfly Network, Inc.*	4,510	13,846
C4 Therapeutics, Inc.*	5,070	38,228
Cal-Maine Foods, Inc.	2,180	107,714
Carriage Services, Inc.	1,560	61,854
CBIZ, Inc.*	12,740	509,090
Central Garden & Pet Co. - Class A*	6,130	245,261
Civeo Corp.*	760	19,661
Coty, Inc. - Class A*	9,318	74,637
Covetrus, Inc.*	870	18,053
CRA International, Inc.	2,010	179,533
Cross Country Healthcare, Inc.*	2,520	52,492
Darling Ingredients, Inc.*	358	21,408
Edgewell Personal Care Co.	6,890	237,843
Edgewise Therapeutics, Inc.*	3,140	24,994
Emergent BioSolutions, Inc.*	3,224	100,073
Ennis, Inc.	5,900	119,357
Ensign Group, Inc.	920	67,592
Flowers Foods, Inc.	1,810	47,639
FONAR Corp.*	1,120	17,013
Fresh Del Monte Produce, Inc.	11,880	350,816
FTI Consulting, Inc.*	1,280	231,488
Fulgent Genetics, Inc.*	910	49,622
Generation Bio Co.*	4,700	30,832
Graham Holdings Co. - Class B	480	272,083
Grand Canyon Education, Inc.*	1,040	97,958
Green Dot Corp. - Class A*	2,950	74,075
Grocery Outlet Holding Corp.*	2,050	87,392
Haemonetics Corp.*	971	63,290
Heidrick & Struggles International, Inc.	3,730	120,703
Herc Holdings, Inc.	3,113	280,637
Honest Co., Inc.*	5,630	16,440
Hostess Brands, Inc.*	25,260	535,765
Huron Consulting Group, Inc.*	2,590	168,324
I3 Verticals, Inc. - Class A*	1,660	41,533
ICF International, Inc.	3,393	322,335
Ingles Markets, Inc. - Class A	4,770	413,797
Ingredion, Inc.	540	47,606
Innoviva, Inc.*	2,260	33,358
Inovio Pharmaceuticals, Inc.*	16,420	28,407
	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, NON-CYCLICAL (Continued)
Insperity, Inc.	1,070	$106,818
Integer Holdings Corp.*	4,160	293,946
Iovance Biotherapeutics, Inc.*	4,670	51,557
Kelly Services, Inc. - Class A	9,830	194,929
Kinnate Biopharma, Inc.*	4,300	54,223
Kodiak Sciences, Inc.*	5,600	42,784
Korn Ferry	7,665	444,723
Landec Corp.*	3,050	30,409
Laureate Education, Inc.	9,280	107,370
LifeStance Health Group, Inc.*	5,330	29,635
Lincoln Educational Services Corp.*	3,480	21,959
ManpowerGroup, Inc.	990	75,646
MEDNAX, Inc.*	8,023	168,563
Meridian Bioscience, Inc.*	3,450	104,949
Monte Rosa Therapeutics, Inc.*	5,400	52,218
Multiplan Corp.*	29,426	161,549
National HealthCare Corp.	2,250	157,275
Natural Grocers by Vitamin Cottage, Inc.	3,810	60,770
Nektar Therapeutics*	33,420	126,996
Nielsen Holdings PLC	3,500	81,270
Nurix Therapeutics, Inc.*	2,750	34,843
Orthofix Medical, Inc.*	1,060	24,952
Owens & Minor, Inc.	9,680	304,436
Patterson Cos., Inc.	8,415	254,974
Perdoceo Education Corp.*	16,440	193,663
Pilgrim’s Pride Corp.*	5,510	172,077
Post Holdings, Inc.*	1,880	154,818
Premier, Inc. - Class A	1,320	47,098
Prestige Consumer Healthcare, Inc.*	7,195	423,066
PTC Therapeutics, Inc.*	1,390	55,683
Quanex Building Products Corp.	10,415	236,941
RCM Technologies, Inc.*	5,030	101,807
Recursion Pharmaceuticals, Inc. - Class A*	2,760	22,466
REGENXBIO, Inc.*	6,150	151,905
Reynolds Consumer Products, Inc.	1,211	33,024
Sanderson Farms, Inc.	370	79,746
Satsuma Pharmaceuticals, Inc.*	7,350	30,429
Select Medical Holdings Corp.	2,524	59,617
Seneca Foods Corp. - Class A*	1,510	83,865
Simply Good Foods Co.*	1,710	64,587
SomaLogic, Inc.*	4,450	20,114
SpartanNash Co.	10,343	312,048
Spectrum Brands Holdings, Inc.	2,870	235,397
Sprouts Farmers Market, Inc.*	1,688	42,740
Strategic Education, Inc.	1,230	86,813
Stride, Inc.*	9,495	387,301
Supernus Pharmaceuticals, Inc.*	2,100	60,732
Textainer Group Holdings Ltd.	9,985	273,689
TreeHouse Foods, Inc.*	2,957	123,662
Triton International Ltd.	16,945	892,154
TrueBlue, Inc.*	4,350	77,865
U.S. Physical Therapy, Inc.	350	38,220
United Natural Foods, Inc.*	17,310	682,014
Universal Corp.	400	24,200
Vanda Pharmaceuticals, Inc.*	4,520	49,268

VERICIMETRY U.S. SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
As of June 30, 2022 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, NON-CYCLICAL (Continued)
Varex Imaging Corp.*	2,920	$62,459
Vectrus, Inc.*	1,180	39,483
Viad Corp.*	1,590	43,900
Village Super Market, Inc. - Class A	2,780	63,412
WD-40 Co.	240	48,326
Weis Markets, Inc.	7,949	592,518
WillScot Mobile Mini Holdings Corp.*	16,184	524,685
Xencor, Inc.*	3,330	91,142
		18,200,759
ENERGY — 14.0%
Adams Resources & Energy, Inc.	860	27,683
Alpha Metallurgical Resources, Inc.	3,254	420,189
Amplify Energy Corp.*	8,015	52,418
Antero Midstream Corp.	3,410	30,861
Antero Resources Corp.*	45,482	1,394,023
APA Corp.	4,350	151,815
Arch Resources, Inc.	2,940	420,685
Archrock, Inc.	28,440	235,199
Array Technologies, Inc.*	2,260	24,883
Berry Corp.	6,865	52,311
Brigham Minerals, Inc. - Class A	740	18,226
Callon Petroleum Co.*	1,813	71,070
Centennial Resource Development, Inc. - Class A*	24,815	148,394
ChampionX Corp.	1,530	30,371
Chesapeake Energy Corp.	3,810	308,991
Civitas Resources, Inc.	7,789	407,287
CNX Resources Corp.*	46,321	762,444
Comstock Resources, Inc.*	33,303	402,300
CONSOL Energy, Inc.*	9,716	479,776
CVR Energy, Inc.	12,429	416,371
Delek U.S. Holdings, Inc.*	12,226	315,920
Devon Energy Corp.	9,280	511,421
Diamondback Energy, Inc.	3,387	410,335
Dril-Quip, Inc.*	3,520	90,816
EnLink Midstream LLC	55,882	474,997
EQT Corp.	25,829	888,518
Equitrans Midstream Corp.	10,595	67,384
FutureFuel Corp.	5,210	37,929
Green Plains, Inc.*	5,344	145,196
Hallador Energy Co.*	9,020	48,798
Helix Energy Solutions Group, Inc.*	14,900	46,190
Helmerich & Payne, Inc.	19,756	850,693
HF Sinclair Corp.	3,625	163,705
Kosmos Energy Ltd.*	28,100	173,939
Laredo Petroleum, Inc.*	825	56,875
Liberty Energy, Inc.*	2,042	26,056
Matador Resources Co.	25,029	1,166,101
MRC Global, Inc.*	6,810	67,828
Murphy Oil Corp.	33,705	1,017,554
Nabors Industries Ltd.*	2,171	290,697
NACCO Industries, Inc. - Class A	2,220	84,138
Natural Gas Services Group, Inc.*	2,560	28,160
Newpark Resources, Inc.*	10,055	31,070
NexTier Oilfield Solutions, Inc.*	3,500	33,285
	Number of Shares	Value
COMMON STOCKS (Continued)
ENERGY (Continued)
Northern Oil and Gas, Inc.	2,835	$71,612
NOV, Inc.	7,460	126,149
NOW, Inc.*	10,415	101,859
Oasis Petroleum, Inc.	370	45,010
Oceaneering International, Inc.*	6,387	68,213
Oil States International, Inc.*	4,195	22,737
Ovintiv, Inc.	4,062	179,500
Patterson-UTI Energy, Inc.	44,473	700,894
PBF Energy, Inc. - Class A*	33,497	972,083
PDC Energy, Inc.	21,823	1,344,515
Peabody Energy Corp.*	18,393	392,323
Pioneer Natural Resources Co.	908	202,557
ProPetro Holding Corp.*	15,100	151,000
Ramaco Resources, Inc.	2,665	35,045
Range Resources Corp.*	29,028	718,443
Ranger Oil Corp. - Class A*	1,875	61,631
Ring Energy, Inc.*	6,320	16,811
RPC, Inc.*	20,350	140,618
SandRidge Energy, Inc.*	1,860	29,146
Select Energy Services, Inc. - Class A*	4,261	29,060
SilverBow Resources, Inc.*	1,950	55,302
SM Energy Co.	23,973	819,637
Solaris Oilfield Infrastructure, Inc. - Class A	9,420	102,490
SunCoke Energy, Inc.	20,470	139,401
Sunrun, Inc.*	1,270	29,667
Talos Energy, Inc.*	12,443	192,493
Targa Resources Corp.	6,510	388,452
TETRA Technologies, Inc.*	5,750	23,345
Tidewater, Inc.*	1,290	27,206
Transocean Ltd.*	50,725	168,914
U.S. Silica Holdings, Inc.*	16,839	192,301
VAALCO Energy, Inc.	11,770	81,684
Valaris Ltd.*	530	22,387
Vertex Energy, Inc.*	8,340	87,737
Warrior Met Coal, Inc.	12,445	380,941
Whiting Petroleum Corp.	9,330	634,720
		21,638,785
FINANCIAL — 26.0%
1st Source Corp.	4,412	200,305
Air Lease Corp.	18,764	627,281
Allegiance Bancshares, Inc.	2,180	82,317
Amalgamated Financial Corp.	4,710	93,164
Ambac Financial Group, Inc.*	4,100	46,535
Amerant Bancorp, Inc.	4,490	126,259
American Equity Investment Life Holding Co.	29,842	1,091,322
American National Bankshares, Inc.	1,050	36,340
Ameris Bancorp	2,705	108,687
AMERISAFE, Inc.	930	48,369
Anywhere Real Estate, Inc.*	15,560	152,955
Argo Group International Holdings Ltd.	5,128	189,018
Associated Banc-Corp	17,403	317,779
Assured Guaranty Ltd.	4,425	246,871
Atlantic Union Bankshares Corp.	13,653	463,110

VERICIMETRY U.S. SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
As of June 30, 2022 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Axis Capital Holdings Ltd.	5,980	$341,398
Axos Financial, Inc.*	5,730	205,420
Banc of California, Inc.	11,460	201,925
BancFirst Corp.	994	95,136
Bancorp, Inc.*	2,397	46,789
Bank of NT Butterfield & Son Ltd.	910	28,383
Bank OZK	11,140	418,084
Bank7 Corp.	1,410	32,204
BankFinancial Corp.	3,130	29,391
BankUnited, Inc.	10,020	356,411
Bankwell Financial Group, Inc.	515	15,991
Banner Corp.	7,600	427,196
Bar Harbor Bankshares	2,360	61,030
BCB Bancorp, Inc.	3,960	67,439
Berkshire Hills Bancorp, Inc.	8,586	212,675
Blucora, Inc.*	5,410	99,869
Bread Financial Holdings, Inc.	750	27,795
Bridgewater Bancshares, Inc.*	1,870	30,182
Brighthouse Financial, Inc.*	6,157	252,560
Brookline Bancorp, Inc.	11,665	155,261
Business First Bancshares, Inc.	1,650	35,161
Byline Bancorp, Inc.	4,790	114,002
Cadence Bank	14,881	349,406
Camden National Corp.	691	30,439
Capital City Bank Group, Inc.	1,310	36,536
Carter Bankshares, Inc.*	2,560	33,792
Cathay General Bancorp	8,740	342,171
Central Pacific Financial Corp.	3,570	76,576
Central Valley Community Bancorp	1,800	26,100
Chemung Financial Corp.	680	31,960
Citizens Community Bancorp, Inc.	1,890	26,139
Citizens Financial Group, Inc.	1,639	58,496
City Holding Co.	1,609	128,527
CNB Financial Corp.	2,560	61,926
CNO Financial Group, Inc.	29,507	533,782
Columbia Banking System, Inc.	3,430	98,269
Community Bank System, Inc.	2,342	148,202
Community Trust Bancorp, Inc.	1,470	59,447
ConnectOne Bancorp, Inc.	6,500	158,925
Consumer Portfolio Services, Inc.*	4,840	49,610
Cowen, Inc. - Class A	7,930	187,862
Customers Bancorp, Inc.*	9,300	315,270
CVB Financial Corp.	9,500	235,695
Diamond Hill Investment Group, Inc.	210	36,464
Dime Community Bancshares, Inc.	5,499	163,045
Donegal Group, Inc. - Class A	1,421	24,228
Eagle Bancorp, Inc.	1,897	89,937
Employers Holdings, Inc.	7,689	322,092
Enact Holdings, Inc.	1,603	34,432
Encore Capital Group, Inc.*	5,010	289,428
Enova International, Inc.*	1,125	32,423
Enstar Group Ltd.*	730	156,205
Enterprise Financial Services Corp.	1,423	59,054
Equity Bancshares, Inc. - Class A	750	21,870
Esquire Financial Holdings, Inc.	959	31,935
ESSA Bancorp, Inc.	1,880	31,584
	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Essent Group Ltd.	3,147	$122,418
EZCORP, Inc. - Class A*	9,420	70,744
FB Financial Corp.	672	26,356
Federal Agricultural Mortgage Corp. - Class C	1,238	120,891
Financial Institutions, Inc.	4,410	114,748
First BanCorp/Puerto Rico	70,230	906,669
First Bancorp/Southern Pines NC	2,604	90,880
First Bancshares, Inc.	566	16,188
First Bank/Hamilton NJ	2,360	32,993
First Busey Corp.	5,489	125,424
First Business Financial Services, Inc.	1,320	41,171
First Citizens BancShares, Inc. - Class A	168	109,835
First Commonwealth Financial Corp.	20,070	269,339
First Community Bankshares, Inc.	1,030	30,292
First Financial Bancorp	15,743	305,414
First Financial Bankshares, Inc.	3,903	153,271
First Financial Corp.	1,311	58,339
First Financial Northwest, Inc.	2,600	40,404
First Foundation, Inc.	1,660	33,997
First Horizon Corp.	19,892	434,839
First Internet Bancorp	1,790	65,908
First Interstate BancSystem, Inc. - Class A	9,496	361,893
First Merchants Corp.	3,710	132,150
First Mid Bancshares, Inc.	732	26,110
Flagstar Bancorp, Inc.	13,170	466,876
Flushing Financial Corp.	5,360	113,954
FNB Corp.	25,307	274,834
FRP Holdings, Inc.*	1,070	64,574
Fulton Financial Corp.	35,537	513,510
Genworth Financial, Inc. - Class A*	67,075	236,775
Glacier Bancorp, Inc.	3,330	157,909
Global Indemnity Group LLC - Class A	1,800	46,566
Great Southern Bancorp, Inc.	1,025	60,024
Guaranty Bancshares, Inc.	860	31,175
Hancock Whitney Corp.	12,610	559,001
Hanmi Financial Corp.	9,080	203,755
Hanover Insurance Group, Inc.	1,320	193,050
HarborOne Bancorp, Inc.	1,720	23,719
Heartland Financial USA, Inc.	2,500	103,850
Heritage Commerce Corp.	3,320	35,491
Heritage Financial Corp.	1,618	40,709
Hilltop Holdings, Inc.	9,967	265,720
Home Bancorp, Inc.	940	32,082
HomeStreet, Inc.	5,890	204,206
HomeTrust Bancshares, Inc.	1,340	33,500
Hope Bancorp, Inc.	19,307	267,209
Horace Mann Educators Corp.	10,571	405,715
Horizon Bancorp, Inc.	4,871	84,853
Howard Hughes Corp.*	2,225	151,411
Huntington Bancshares, Inc.	5,554	66,815
Independent Bank Corp.	1,395	110,805
Independent Bank Group, Inc.	7,595	515,776
International Bancshares Corp.	13,840	554,707
Invesco Ltd.	2,240	36,131

VERICIMETRY U.S. SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
As of June 30, 2022 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Janus Henderson Group PLC	5,055	$118,843
Kearny Financial Corp.	12,332	137,009
Kemper Corp.	2,931	140,395
Lakeland Bancorp, Inc.	9,005	131,653
Lakeland Financial Corp.	1,655	109,925
LPL Financial Holdings, Inc.	540	99,619
Luther Burbank Corp.	2,570	33,538
Marcus & Millichap, Inc.	1,430	52,896
MBIA, Inc.*	3,030	37,420
McGrath RentCorp	3,545	269,420
Mercantile Bank Corp.	1,560	49,842
Merchants Bancorp	3,640	82,519
Meridian Corp.	1,190	36,057
Meta Financial Group, Inc.	4,985	192,770
Metropolitan Bank Holding Corp.*	810	56,230
MGIC Investment Corp.	12,401	156,253
Middlefield Banc Corp.	1,400	35,280
Midland States Bancorp, Inc.	4,990	119,960
MidWestOne Financial Group, Inc.	1,400	41,608
Mr Cooper Group, Inc.*	12,362	454,180
National Bank Holdings Corp. - Class A	810	30,999
National Western Life Group, Inc. - Class A	380	77,026
Navient Corp.	32,840	459,432
NBT Bancorp, Inc.	1,180	44,356
Nelnet, Inc. - Class A	6,910	589,077
New York Community Bancorp, Inc.	23,713	216,500
Newmark Group, Inc. - Class A	7,780	75,233
Nicolet Bankshares, Inc.*	697	50,421
NMI Holdings, Inc. - Class A*	6,235	103,813
Northeast Bank	1,190	43,471
Northfield Bancorp, Inc.	3,400	44,302
Northrim BanCorp, Inc.	1,860	74,884
Northwest Bancshares, Inc.	18,541	237,325
OceanFirst Financial Corp.	9,221	176,398
Ocwen Financial Corp.*	2,400	65,760
OFG Bancorp	15,690	398,526
Old National Bancorp	45,806	677,471
Old Second Bancorp, Inc.	3,850	51,513
OneMain Holdings, Inc.	2,060	77,003
OP Bancorp	2,130	22,344
Oppenheimer Holdings, Inc. - Class A	2,160	71,366
Pacific Premier Bancorp, Inc.	15,980	467,255
PacWest Bancorp	3,287	87,631
Park National Corp.	325	39,406
PCB Bancorp	1,150	21,482
Peapack-Gladstone Financial Corp.	3,435	102,019
PennyMac Financial Services, Inc.	1,730	75,618
Peoples Bancorp, Inc.	4,336	115,338
Peoples Financial Services Corp.	780	43,555
Pinnacle Financial Partners, Inc.	3,553	256,917
Piper Sandler Cos.	2,055	232,955
Popular, Inc.	10,360	796,995
PRA Group, Inc.*	1,425	51,813
Preferred Bank/Los Angeles CA	3,550	241,471
Premier Financial Corp.	3,094	78,433
	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Primerica, Inc.	340	$40,695
Primis Financial Corp.	2,444	33,312
ProAssurance Corp.	5,135	121,340
Provident Bancorp, Inc.	3,320	52,124
Provident Financial Holdings, Inc.	2,380	35,295
Provident Financial Services, Inc.	21,670	482,374
QCR Holdings, Inc.	610	32,934
Radian Group, Inc.	2,230	43,819
Raymond James Financial, Inc.	1	67
RBB Bancorp	1,530	31,625
Regional Management Corp.	2,430	90,809
Reinsurance Group of America, Inc.	329	38,588
RenaissanceRe Holdings Ltd.	330	51,602
Renasant Corp.	9,703	279,543
Republic Bancorp, Inc. - Class A	2,420	116,765
Riverview Bancorp, Inc.	5,078	33,413
RLI Corp.	420	48,968
S&T Bancorp, Inc.	1,146	31,435
Safety Insurance Group, Inc.	1,280	124,288
Sandy Spring Bancorp, Inc.	4,031	157,491
Seacoast Banking Corp. of Florida	4,485	148,184
Selective Insurance Group, Inc.	2,668	231,956
ServisFirst Bancshares, Inc.	1,590	125,483
Shore Bancshares, Inc.	1,750	32,375
Sierra Bancorp	2,330	50,631
Simmons First National Corp. - Class A	17,587	373,901
SiriusPoint Ltd.*	4,350	23,577
Southside Bancshares, Inc.	2,866	107,246
SouthState Corp.	4,809	371,014
Stewart Information Services Corp.	3,400	169,150
Stifel Financial Corp.	7,110	398,302
Stock Yards Bancorp, Inc.	2,170	129,809
StoneX Group, Inc.*	1,491	116,402
Stratus Properties, Inc.*	1,100	35,447
Summit Financial Group, Inc.	2,091	58,088
Synovus Financial Corp.	3,105	111,935
Texas Capital Bancshares, Inc.*	7,715	406,118
Timberland Bancorp, Inc.	1,578	39,450
Tiptree, Inc.	10,430	110,767
Tompkins Financial Corp.	769	55,445
Towne Bank/Portsmouth VA	2,010	54,571
Trean Insurance Group, Inc.*	4,563	28,427
TriCo Bancshares	2,653	121,083
TrustCo Bank Corp. NY	3,180	98,071
Trustmark Corp.	9,290	271,175
Umpqua Holdings Corp.	19,184	321,716
United Bankshares, Inc.	10,232	358,836
United Community Banks, Inc.	12,012	362,642
United Fire Group, Inc.	7,600	260,148
Unity Bancorp, Inc.	1,193	31,591
Universal Insurance Holdings, Inc.	2,810	36,614
Univest Financial Corp.	5,540	140,938
Unum Group	15,980	543,640
Valley National Bancorp	22,253	231,654
Veritex Holdings, Inc.	5,250	153,615
Walker & Dunlop, Inc.	3,929	378,520

VERICIMETRY U.S. SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
As of June 30, 2022 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Washington Federal, Inc.	19,450	$583,889
Waterstone Financial, Inc.	1,894	32,293
Webster Financial Corp.	13,676	576,443
WesBanco, Inc.	11,601	367,868
Western New England Bancorp, Inc.	9,460	70,572
White Mountains Insurance Group Ltd.	235	292,841
Wintrust Financial Corp.	3,805	304,971
World Acceptance Corp.*	160	17,958
WSFS Financial Corp.	5,041	202,094
		40,248,878
INDUSTRIAL — 13.8%
AAON, Inc.	1,230	67,355
AAR Corp.*	8,900	372,376
Acuity Brands, Inc.	820	126,313
Aerojet Rocketdyne Holdings, Inc.*	1,170	47,502
Air Transport Services Group, Inc.*	3,580	102,853
Alamo Group, Inc.	390	45,408
Altra Industrial Motion Corp.	2,030	71,557
American Woodmark Corp.*	680	30,607
Apogee Enterprises, Inc.	2,560	100,403
ArcBest Corp.	8,010	563,664
Arcosa, Inc.	1,110	51,537
Ardmore Shipping Corp.*	6,320	44,050
Astec Industries, Inc.	1,297	52,892
Atkore, Inc.*	1,545	128,250
Atlas Air Worldwide Holdings, Inc.*	7,805	481,647
Avnet, Inc.	7,876	337,723
AZZ, Inc.	1,200	48,984
Barnes Group, Inc.	7,290	227,011
Bel Fuse, Inc. - Class B	1,950	30,342
Benchmark Electronics, Inc.	10,280	231,917
Boise Cascade Co.	8,875	527,974
Brady Corp. - Class A	2,395	113,140
Builders FirstSource, Inc.*	1,388	74,536
CECO Environmental Corp.*	5,800	34,684
Chart Industries, Inc.*	815	136,415
Columbus McKinnon Corp.	3,330	94,472
Comfort Systems USA, Inc.	1,419	117,990
Concrete Pumping Holdings, Inc.*	2,760	16,726
Core Molding Technologies, Inc.*	3,189	29,307
Cornerstone Building Brands, Inc.*	17,425	426,738
Costamare, Inc.	25,107	303,795
Covenant Logistics Group, Inc.	2,652	66,539
CTS Corp.	790	26,900
Curtiss-Wright Corp.	425	56,125
DHT Holdings, Inc.	29,630	181,632
Dorian LPG Ltd.	8,221	124,959
Ducommun, Inc.*	2,007	86,381
DXP Enterprises, Inc.*	1,150	35,225
Dycom Industries, Inc.*	2,990	278,190
Eagle Bulk Shipping, Inc.	700	36,316
Eastern Co.	700	14,238
Eastman Kodak Co.*	2,860	13,270
EMCOR Group, Inc.	1,320	135,907
Encore Wire Corp.	6,070	630,794
Enovis Corp.*	5,883	323,565
	Number of Shares	Value
COMMON STOCKS (Continued)
INDUSTRIAL (Continued)
EnPro Industries, Inc.	5,135	$420,711
Esab Corp.	5,883	257,381
ESCO Technologies, Inc.	2,610	178,446
Federal Signal Corp.	1,520	54,112
Fluor Corp.*	8,194	199,442
Frontline Ltd./Bermuda*	3,830	33,934
Gates Industrial Corp. PLC*	5,370	58,050
GATX Corp.	8,215	773,524
Genco Shipping & Trading Ltd.	5,025	97,083
Gibraltar Industries, Inc.*	2,480	96,100
Granite Construction, Inc.	4,985	145,263
Great Lakes Dredge & Dock Corp.*	6,060	79,447
Greenbrier Cos., Inc.	7,295	262,547
Greif, Inc. - Class A	4,680	291,938
Griffon Corp.	8,080	226,482
Haynes International, Inc.	3,860	126,492
Heartland Express, Inc.	2,240	31,158
Heritage-Crystal Clean, Inc.*	2,120	57,155
Hexcel Corp.	990	51,787
Hillenbrand, Inc.	4,047	165,765
Hub Group, Inc. - Class A*	8,010	568,229
Hurco Cos., Inc.	2,092	51,756
Hyster-Yale Materials Handling, Inc.	840	27,065
II-VI, Inc.*	970	49,421
Insteel Industries, Inc.	630	21,212
International Seaways, Inc.	2,396	50,795
JELD-WEN Holding, Inc.*	730	10,651
Kadant, Inc.	190	34,647
Kennametal, Inc.	2,850	66,205
Kimball Electronics, Inc.*	6,580	132,258
Kirby Corp.*	1,760	107,078
Knowles Corp.*	16,515	286,205
L B Foster Co. - Class A*	1,840	23,681
LSI Industries, Inc.	4,940	30,480
Marten Transport Ltd.	18,355	308,731
MasTec, Inc.*	2,130	152,636
Materion Corp.	3,430	252,894
Matson, Inc.	3,940	287,147
Matthews International Corp. - Class A	2,660	76,262
Meta Materials, Inc.*	18,100	18,643
Modine Manufacturing Co.*	13,512	142,281
Moog, Inc. - Class A	2,545	202,048
Mueller Industries, Inc.	5,090	271,246
Myers Industries, Inc.	2,050	46,597
MYR Group, Inc.*	3,903	343,971
NL Industries, Inc.	5,450	53,791
NN, Inc.*	6,200	15,686
Northwest Pipe Co.*	1,917	57,395
nVent Electric PLC	4,145	129,863
O-I Glass, Inc.*	7,350	102,900
Olympic Steel, Inc.	2,629	67,697
Orion Group Holdings, Inc.*	7,850	17,898
Overseas Shipholding Group, Inc. - Class A*	15,090	30,935
PAM Transportation Services, Inc.*	2,714	74,336
Pangaea Logistics Solutions Ltd.	6,550	33,274

VERICIMETRY U.S. SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
As of June 30, 2022 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
INDUSTRIAL (Continued)
Park Aerospace Corp.	2,480	$31,645
Park-Ohio Holdings Corp.	2,300	36,478
Plexus Corp.*	3,930	308,505
Powell Industries, Inc.	2,570	60,061
Primoris Services Corp.	2,730	59,405
Proto Labs, Inc.*	700	33,488
RBC Bearings, Inc.*	270	49,936
Regal Rexnord Corp.	5,620	637,982
Ryder System, Inc.	1,892	134,446
Ryerson Holding Corp.	7,005	149,136
Sanmina Corp.*	17,285	704,018
Schneider National, Inc. - Class B	5,700	127,566
Scorpio Tankers, Inc.	9,586	330,813
SFL Corp. Ltd.	3,130	29,704
SPX Corp.*	900	47,556
Standex International Corp.	910	77,150
Sterling Infrastructure, Inc.*	3,070	67,294
Summit Materials, Inc. - Class A*	15,330	357,036
TD SYNNEX Corp.	1,500	136,650
Teekay Corp.*	8,500	24,480
Teekay Tankers Ltd. - Class A*	6,809	120,043
Terex Corp.	2,835	77,594
Thermon Group Holdings, Inc.*	3,370	47,348
Timken Co.	2,035	107,957
TimkenSteel Corp.*	5,414	101,296
Tredegar Corp.	3,000	30,000
TriMas Corp.	6,050	167,524
Trinity Industries, Inc.	14,845	359,546
TTM Technologies, Inc.*	29,644	370,550
Tutor Perini Corp.*	3,940	34,593
UFP Industries, Inc.	6,420	437,459
Universal Logistics Holdings, Inc.	1,610	43,969
USA Truck, Inc.*	3,940	123,795
Vishay Intertechnology, Inc.	26,059	464,371
Vishay Precision Group, Inc.*	2,120	61,756
Watts Water Technologies, Inc. - Class A	580	71,247
Welbilt, Inc.*	3,035	72,263
Werner Enterprises, Inc.	8,170	314,872
Willis Lease Finance Corp.*	3,150	118,062
Worthington Industries, Inc.	1,020	44,982
		21,373,516
TECHNOLOGY — 3.6%
1Life Healthcare, Inc.*	11,300	88,592
Allscripts Healthcare Solutions, Inc.*	18,030	267,385
Alpha & Omega Semiconductor Ltd.*	5,990	199,707
Amkor Technology, Inc.	43,629	739,512
Axcelis Technologies, Inc.*	760	41,678
AXT, Inc.*	5,070	29,710
Brightcove, Inc.*	2,220	14,030
CACI International, Inc. - Class A*	1,509	425,206
Cantaloupe, Inc.*	3,120	17,472
Cohu, Inc.*	1,952	54,168
Computer Programs and Systems, Inc.*	890	28,453
Concentrix Corp.	1,435	194,643
Conduent, Inc.*	15,520	67,046
Desktop Metal, Inc. - Class A*	10,130	22,286
	Number of Shares	Value
COMMON STOCKS (Continued)
TECHNOLOGY (Continued)
Digi International, Inc.*	4,485	$108,627
Diodes, Inc.*	2,117	136,695
E2open Parent Holdings, Inc.*	7,920	61,618
ExlService Holdings, Inc.*	410	60,405
Fastly, Inc.*	2,660	30,883
Inseego Corp.*	7,890	14,912
Insight Enterprises, Inc.*	7,795	672,553
KBR, Inc.	2,936	142,073
Kulicke & Soffa Industries, Inc.	3,758	160,880
ManTech International Corp. - Class A	3,513	335,316
NetScout Systems, Inc.*	9,655	326,822
NextGen Healthcare, Inc.*	1,980	34,531
ON24, Inc.*	1,380	13,096
Onto Innovation, Inc.*	2,999	209,150
Parsons Corp.*	3,940	159,255
Photronics, Inc.*	18,003	350,698
Rambus, Inc.*	2,165	46,526
Richardson Electronics Ltd./United States	1,890	27,707
SecureWorks Corp. - Class A*	2,980	32,363
Silicon Laboratories, Inc.*	480	67,306
Super Micro Computer, Inc.*	4,080	164,628
TTEC Holdings, Inc.	200	13,578
Xperi Holding Corp.	10,359	149,480
		5,508,990
UTILITIES — 0.4%
American States Water Co.	580	47,276
Artesian Resources Corp. - Class A	679	33,386
Avista Corp.	2,210	96,157
California Water Service Group	602	33,441
Chesapeake Utilities Corp.	259	33,553
Clearway Energy, Inc. - Class A	2,180	69,695
Consolidated Water Co., Ltd.	3,000	43,500
Hawaiian Electric Industries, Inc.	805	32,925
National Fuel Gas Co.	497	32,827
New Jersey Resources Corp.	1,232	54,861
Ormat Technologies, Inc.	1,151	90,181
Otter Tail Corp.	1,001	67,197
PNM Resources, Inc.	686	32,777
Unitil Corp.	623	36,583
		704,359
TOTAL COMMON STOCKS
(Cost $105,426,161)		137,718,946
EXCHANGE-TRADED FUNDS — 1.5%
Direxion Daily Healthcare Bull 3x Shares ETF	1,530	157,682
Direxion Daily Homebuilders & Supplies Bull 3x Shares ETF*	7,420	181,790
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares ETF*	8,220	203,116
iShares Russell 2000 Value ETF	5,415	737,252
SPDR S&P Regional Banking ETF	13,430	780,149

VERICIMETRY U.S. SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
As of June 30, 2022 (Unaudited)

	Number of Shares	Value
EXCHANGE-TRADED FUNDS (Continued)
VanEck Oil Services ETF	685	$159,331
TOTAL EXCHANGE-TRADED FUNDS
(Cost $1,610,487)		2,219,320
PREFERRED STOCKS — 0.1%
CONSUMER, CYCLICAL — 0.1%
Qurate Retail, Inc. 8.00%, 3/15/2031[1]	274	16,015
WESCO International, Inc. 10.63%[1,2,3]	5,008	137,320
		153,335
INDUSTRIAL — 0.0%
Steel Partners Holdings LP 6.00%, 2/7/2026[1]	1,855	42,349
TOTAL PREFERRED STOCKS
(Cost $188,490)		195,684
MONEY MARKET INVESTMENTS — 9.8%
Federated Treasury Obligations Fund-Class Institutional, 1.35%[2,4]	500,000	500,000
UMB Money Market Fiduciary, 0.01%[2]	14,665,036	14,665,036
TOTAL MONEY MARKET INVESTMENTS
(Cost $15,165,036)		15,165,036
TOTAL INVESTMENTS — 100.3%
(Cost $122,390,174)		155,298,986
Liabilities less other assets — (0.3)%		(399,567)
TOTAL NET ASSETS — 100.0%		$154,899,419

LLC – Limited Liability Company
LP – Limited Partnership
PLC – Public Limited Company
*Non-income producing security.
[1]Callable.
[2]Variable rate security; the rate shown represents the rate at June 30, 2022.
[3]Perpetual security; maturity date is not applicable.
[4]All or a portion of this security is segregated as collateral for options contracts. The total value of these securities is $500,000 June 30, 2022.